Share-based Compensation - Share-based Compensation Allocation (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Share-based Compensation Arrangement by Share-based Payment Award
Total share-based compensation	$ 2,340	$ (670)
Research and development
Share-based Compensation Arrangement by Share-based Payment Award
Total share-based compensation	1,384	(1,654)
General and administrative
Share-based Compensation Arrangement by Share-based Payment Award
Total share-based compensation	$ 956	$ 984